                                 MARKETLIFE(SM)
               Flexible Premium Variable Life Insurance Policies

                       MAY 1, 2016 PROSPECTUS SUPPLEMENT

                           ISSUED TO INDIVIDUALS BY:
METLIFE INSURANCE COMPANY USA -- METLIFE OF CT FUND UL FOR VARIABLE LIFE
                                   INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005, as annually and periodically supplemented, for MarketLife(SM), a flexible premium variable life insurance policy issued by MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut)(the "Company"). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE "FUNDS", listed below). The value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see "The Funds" section for additional Funds that may be available depending on when you purchased your Policy):

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
     Equity-Income Portfolio
     High Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1
     Templeton Global Bond VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Large Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST
     ClearBridge Aggressive Growth Portfolio -- Class A
     Invesco Small Cap Growth Portfolio -- Class A
     Loomis Sayles Global Markets Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class A
     PIMCO Inflation Protected Bond Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Jennison Growth Portfolio -- Class A
     Met/Wellington Balanced Portfolio -- Class A
  Met/Wellington Core Equity Opportunities Portfolio -- Class A
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     MSCI EAFE(R) Index Portfolio -- Class A
     Russell 2000(R) Index Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A
VANGUARD VARIABLE INSURANCE FUND
     Mid-Cap Index Portfolio
     Total Stock Market Index Portfolio

Certain Funds may have been subject to a name change or merger. Please see "Additional Information Regarding Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                           FUND CHARGES AND EXPENSES

The next two tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2015. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2015, unless otherwise noted. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution
  and/or service (12b-1) fees, and other expenses)                                             0.16%       1.01%

FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.


                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
FUND                                                FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
 Equity-Income Portfolio......................    0.45%          --          0.09%
 High Income Portfolio........................    0.56%          --          0.12%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 1
 Templeton Global Bond VIP Fund...............    0.46%          --          0.06%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio.........................    0.64%         0.25%        0.10%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Growth
  Portfolio...................................    0.75%          --          0.09%
 ClearBridge Variable Large Cap Value
  Portfolio+..................................    0.65%          --          0.06%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Core Plus VIT Portfolio........    0.45%          --          0.16%
MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio --
  Class A.....................................    0.55%          --          0.02%
 Invesco Small Cap Growth Portfolio --
  Class A.....................................    0.85%          --          0.02%
 Loomis Sayles Global Markets Portfolio --
  Class A.....................................    0.70%          --          0.08%
 MetLife Asset Allocation 100 Portfolio --
  Class B.....................................    0.07%         0.25%        0.01%
 MFS(R) Research International Portfolio --
  Class B.....................................    0.69%         0.25%        0.07%
 Oppenheimer Global Equity Portfolio --
  Class A.....................................    0.66%          --          0.05%
 PIMCO Inflation Protected Bond Portfolio
  -- Class A..................................    0.47%          --          0.15%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                            AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
---------------------------------------------- -------------- ----------- --------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
 Equity-Income Portfolio......................     0.08%        0.62%           --          0.62%
 High Income Portfolio........................      --          0.68%           --          0.68%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 1
 Templeton Global Bond VIP Fund...............      --          0.52%           --          0.52%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio.........................      --          0.99%           --          0.99%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Growth
  Portfolio...................................      --          0.84%         0.04%         0.80%
 ClearBridge Variable Large Cap Value
  Portfolio+..................................      --          0.71%         0.00%         0.71%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Core Plus VIT Portfolio........      --          0.61%         0.07%         0.54%
MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio --
  Class A.....................................      --          0.57%         0.00%         0.57%
 Invesco Small Cap Growth Portfolio --
  Class A.....................................      --          0.87%         0.02%         0.85%
 Loomis Sayles Global Markets Portfolio --
  Class A.....................................      --          0.78%           --          0.78%
 MetLife Asset Allocation 100 Portfolio --
  Class B.....................................     0.68%        1.01%           --          1.01%
 MFS(R) Research International Portfolio --
  Class B.....................................      --          1.01%         0.06%         0.95%
 Oppenheimer Global Equity Portfolio --
  Class A.....................................      --          0.71%         0.08%         0.63%
 PIMCO Inflation Protected Bond Portfolio
  -- Class A..................................      --          0.62%         0.01%         0.61%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
FUND                                                     FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio --
  Class E..........................................    0.57%         0.15%        0.02%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A+.........................................    0.25%          --          0.03%
 BlackRock Capital Appreciation Portfolio
  -- Class A.......................................    0.69%          --          0.02%
 BlackRock Ultra-Short Term Bond Portfolio
  -- Class A.......................................    0.34%          --          0.03%
 Jennison Growth Portfolio -- Class A..............    0.60%          --          0.02%
 Met/Wellington Balanced Portfolio --
  Class A..........................................    0.46%          --          0.08%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A.............................    0.70%          --          0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B..........................................    0.09%         0.25%        0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B..........................................    0.06%         0.25%         --
 MetLife Asset Allocation 60 Portfolio --
  Class B..........................................    0.05%         0.25%         --
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................    0.05%         0.25%         --
 MetLife Stock Index Portfolio -- Class A..........    0.25%          --          0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.55%         0.20%        0.05%
 MFS(R) Value Portfolio -- Class A.................    0.70%          --          0.02%
 MSCI EAFE(R) Index Portfolio -- Class A...........    0.30%          --          0.10%
 Russell 2000(R) Index Portfolio -- Class A........    0.25%          --          0.06%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B.......................................    0.60%         0.25%        0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............    0.59%          --          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%          --          0.02%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio...........................    0.16%          --          0.03%
 Total Stock Market Index Portfolio................     --            --           --



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Value Portfolio --
  Class E..........................................      --          0.74%           --          0.74%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A+.........................................      --          0.28%         0.01%         0.27%
 BlackRock Capital Appreciation Portfolio
  -- Class A.......................................      --          0.71%         0.05%         0.66%
 BlackRock Ultra-Short Term Bond Portfolio
  -- Class A.......................................      --          0.37%         0.02%         0.35%
 Jennison Growth Portfolio -- Class A..............      --          0.62%         0.08%         0.54%
 Met/Wellington Balanced Portfolio --
  Class A..........................................      --          0.54%         0.00%         0.54%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A.............................      --          0.72%         0.12%         0.60%
 MetLife Asset Allocation 20 Portfolio --
  Class B..........................................     0.52%        0.88%         0.01%         0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B..........................................     0.56%        0.87%           --          0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B..........................................     0.60%        0.90%           --          0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B..........................................     0.65%        0.95%           --          0.95%
 MetLife Stock Index Portfolio -- Class A..........      --          0.27%         0.01%         0.26%
 MFS(R) Total Return Portfolio -- Class F..........      --          0.80%           --          0.80%
 MFS(R) Value Portfolio -- Class A.................      --          0.72%         0.14%         0.58%
 MSCI EAFE(R) Index Portfolio -- Class A...........     0.01%        0.41%         0.00%         0.41%
 Russell 2000(R) Index Portfolio -- Class A........     0.01%        0.32%         0.00%         0.32%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B.......................................      --          0.87%         0.02%         0.85%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............      --          0.63%         0.04%         0.59%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............      --          0.49%         0.01%         0.48%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio...........................      --          0.19%           --          0.19%
 Total Stock Market Index Portfolio................     0.16%        0.16%           --          0.16%

+     Not available under all Policies. Availability depends on Policy issue date.


The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

                                   THE FUNDS


                 FUND                            INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Equity-Income Portfolio               Seeks reasonable income. The fund       Fidelity Management & Research
                                       will also consider the potential for    Company
                                       capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                       is to achieve a yield which exceeds
                                       the composite yield on the securities
                                       comprising the S&P 500(R) Index.
 High Income Portfolio                 Seeks a high level of current income,   Fidelity Management & Research
                                       while also considering growth of        Company
                                       capital.                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Global Bond VIP Fund        Seeks high current income, consistent   Franklin Advisers, Inc.
                                       with preservation of capital, with
                                       capital appreciation as a secondary
                                       consideration.
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio                  Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
 ClearBridge Variable Large Cap        Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
  Growth Portfolio                                                             LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
 ClearBridge Variable Large Cap        Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
  Value Portfolio+                     Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
 Western Asset Core Plus VIT           Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
  Portfolio                            consistent with prudent investment      LLC
                                       management and liquidity needs, by      Subadvisers: Western Asset
                                       investing to obtain an average          Management Company; Western
                                       duration within 30% of the average      Asset Management Company
                                       duration of the domestic bond market    Limited; Western Asset Management
                                       as a whole.                             Company Ltd.; Western Asset
                                                                               Management Company Pte Ltd.
MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth         Seeks capital appreciation.             MetLife Advisers, LLC
  Portfolio -- Class A                                                         Subadviser: ClearBridge Investments,
                                                                               LLC
 Invesco Small Cap Growth Portfolio    Seeks long-term growth of capital.      MetLife Advisers, LLC
  -- Class A                                                                   Subadviser: Invesco Advisers, Inc.
 Loomis Sayles Global Markets          Seeks high total investment return      MetLife Advisers, LLC
  Portfolio -- Class A                 through a combination of capital        Subadviser: Loomis, Sayles &
                                       appreciation and income.                Company, L.P.
 MetLife Asset Allocation 100          Seeks growth of capital.                MetLife Advisers, LLC
  Portfolio -- Class B

                 FUND                             INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
 MFS(R) Research International         Seeks capital appreciation.               MetLife Advisers, LLC
  Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                 Services Company
 Oppenheimer Global Equity             Seeks capital appreciation.               MetLife Advisers, LLC
  Portfolio -- Class A                                                           Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond        Seeks maximum real return,                MetLife Advisers, LLC
  Portfolio -- Class A                 consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
 T. Rowe Price Large Cap Value         Seeks long-term capital appreciation      MetLife Advisers, LLC
  Portfolio -- Class E                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index         Seeks to track the performance of the     MetLife Advisers, LLC
  Portfolio -- Class A+                Barclays U.S. Aggregate Bond Index.       Subadviser: MetLife Investment
                                                                                 Advisors, LLC
 BlackRock Capital Appreciation        Seeks long-term growth of capital.        MetLife Advisers, LLC
  Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond       Seeks a high level of current income      MetLife Advisers, LLC
  Portfolio -- Class A                 consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                       capital.
 Jennison Growth Portfolio --          Seeks long-term growth of capital.        MetLife Advisers, LLC
  Class A                                                                        Subadviser: Jennison Associates LLC
 Met/Wellington Balanced Portfolio     Seeks long-term capital appreciation      MetLife Advisers, LLC
  -- Class A                           with some current income.                 Subadviser: Wellington Management
                                                                                 Company LLP
 Met/Wellington Core Equity            Seeks to provide a growing stream of      MetLife Advisers, LLC
  Opportunities Portfolio -- Class A   income over time and, secondarily,        Subadviser: Wellington Management
                                       long-term capital appreciation and        Company LLP
                                       current income.
 MetLife Asset Allocation 20           Seeks a high level of current income,     MetLife Advisers, LLC
  Portfolio -- Class B                 with growth of capital as a secondary
                                       objective.
 MetLife Asset Allocation 40           Seeks high total return in the form of    MetLife Advisers, LLC
  Portfolio -- Class B                 income and growth of capital, with a
                                       greater emphasis on income.
 MetLife Asset Allocation 60           Seeks a balance between a high level      MetLife Advisers, LLC
  Portfolio -- Class B                 of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
 MetLife Asset Allocation 80           Seeks growth of capital.                  MetLife Advisers, LLC
  Portfolio -- Class B
 MetLife Stock Index Portfolio --      Seeks to track the performance of the     MetLife Advisers, LLC
  Class A                              Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                       Stock Price Index.                        Advisors, LLC
 MFS(R) Total Return Portfolio --      Seeks a favorable total return through    MetLife Advisers, LLC
  Class F                              investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                 Services Company
 MFS(R) Value Portfolio -- Class A     Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                 Subadviser: Massachusetts Financial
                                                                                 Services Company

                 FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- --------------------------------------
 MSCI EAFE(R) Index Portfolio --      Seeks to track the performance of the     MetLife Advisers, LLC
  Class A                             MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                Advisors, LLC
 Russell 2000(R) Index Portfolio --   Seeks to track the performance of the     MetLife Advisers, LLC
  Class A                             Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                Advisors, LLC
 T. Rowe Price Large Cap Growth       Seeks long-term growth of capital.        MetLife Advisers, LLC
  Portfolio -- Class B                                                          Subadviser: T. Rowe Price Associates,
                                                                                Inc.
 Western Asset Management             Seeks to maximize total return            MetLife Advisers, LLC
  Strategic Bond Opportunities        consistent with preservation of           Subadviser: Western Asset
  Portfolio -- Class A                capital.                                  Management Company
 Western Asset Management             Seeks to maximize total return            MetLife Advisers, LLC
  U.S. Government Portfolio --        consistent with preservation of capital   Subadviser: Western Asset
  Class A                             and maintenance of liquidity.             Management Company
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio              Seeks to track the performance of a       The Vanguard Group, Inc.
                                      benchmark index that measures the
                                      investment return of
                                      mid-capitalization stocks.
 Total Stock Market Index Portfolio   Seeks to track the performance of a       The Vanguard Group, Inc.
                                      benchmark index that measures the
                                      investment return of the overall stock
                                      market.

+ Not available under all Policies. Availability depends on Policy issue date.



                     ADDITIONAL INFORMATION REGARDING FUNDS

Certain Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Funds, and where applicable, the former name and new name of the trust of which the Fund is a part.


FUND NAME CHANGES


          FORMER FUND/TRUST NAME                           NEW FUND/TRUST NAME
------------------------------------------ ---------------------------------------------------
METROPOLITAN SERIES FUND                   METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio          BlackRock Ultra-Short Term Bond Portfolio
 WMC Balanced Portfolio                    Met/Wellington Balanced Portfolio
 WMC Core Equity Opportunities Portfolio   Met/Wellington Core Equity Opportunities Portfolio

FUND MERGERS

The following former Funds were merged into the new Funds.


          FORMER FUND/TRUST                              NEW FUND/TRUST
------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST            METROPOLITAN SERIES FUND
 Pioneer Strategic Income Portfolio   Western Asset Management Strategic Bond
                                      Opportunities Portfolio
 Pioneer Fund Portfolio               Met/Wellington Core Equity Opportunities Portfolio
-

             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS
--------------------------------------------------------------------------------
                             THE INSURANCE COMPANY

MetLife Insurance Company USA ("MetLife USA") is a stock insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


                      CHARGES AGAINST THE SEPARATE ACCOUNT

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund. We are also waiving the following amounts of Mortality and Expense Risk Charge: an amount equal to the Fund expenses that are in excess of 0.65% for the Investment Option investing in the PIMCO Inflation Protected Bond Portfolio (Class A) of the Met Investors Series Trust; an amount equal to the Fund expenses that are in excess of 0.85% for the Investment Option investing in the Loomis Sayles Global Markets Portfolio (Class A) of the Met Investors Series Trust; an amount equal to the Fund expenses that are in excess of 0.64% for the Investment Option investing in the Jennison Growth Portfolio (Class A), an amount equal to Fund expenses that are in excess of 0.62% for the Investment Option investing in the Oppenheimer Global Equity Portfolio (Class A), an amount equal to the Fund expenses that are in excess of 1.22% for the Investment Option investing in the T. Rowe Price Large Cap Growth Portfolio (Class B), and an amount equal to the Fund expenses that are in excess of 0.80% for the Investment Option investing in the T. Rowe Price Large Cap Value Portfolio (Class E).



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX, FOREIGN OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.

                      POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

   o INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

   o INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   o INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

   o A definition of a life insurance contract

   o Diversification requirements for separate account assets

   o Limitations on policy owner's control over the assets in a separate account

   o Guidelines to determine the maximum amount of premium that may be paid into a policy

   o Limitations on withdrawals from a policy

   o Qualification testing for all life insurance policies that have cash value features.


                            TAX STATUS OF THE POLICY


DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.


DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.

INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.


                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.


IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution or a deemed distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."


MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 591/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person such as a corporation.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 591/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST NON-TAXABLE RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS GAIN TAXABLE AS ORDINARY INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.


ACCELERATION OF DEATH BENEFIT RIDER

Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the Policy Owner except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.


INVESTMENT IN THE POLICY

Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.


BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.



                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.


                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.


                            ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.

























Book 38                                                    May 1, 2016

                                     INVEST
               Flexible Premium Variable Life Insurance Policies

                       MAY 1, 2016 PROSPECTUS SUPPLEMENT

                           ISSUED TO INDIVIDUALS BY:
METLIFE INSURANCE COMPANY USA -- METLIFE OF CT FUND UL FOR VARIABLE LIFE
                                   INSURANCE

This prospectus supplement updates certain information contained in your last prospectus dated May 2, 2005, as annually and periodically supplemented, for INVEST, a flexible premium variable life insurance policy issued by MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut)(the "Company"). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.

You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE "FUNDS", listed below). The value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see "The Funds" section for additional Funds that may be available depending on when you purchased your Policy):

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS
     Equity-Income Portfolio
     High Income Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 1
     Templeton Global Bond VIP Fund
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Loomis Sayles Global Markets Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Jennison Growth Portfolio -- Class A
     Met/Wellington Balanced Portfolio -- Class A
  Met/Wellington Core Equity Opportunities Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     Western Asset Management U.S. Government Portfolio
     -- Class A

Certain Funds may have been subject to a name change or merger. Please see "Additional Information Regarding Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                           FUND CHARGES AND EXPENSES

The next two tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.

The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2015. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2015, unless otherwise noted. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES


                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                                                    0.27%       0.80%

FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
FUND                                                    FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
 Equity-Income Portfolio..........................    0.45%          --          0.09%
 High Income Portfolio............................    0.56%          --          0.12%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 1
 Templeton Global Bond VIP Fund...................    0.46%          --          0.06%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio+......................................    0.65%          --          0.06%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Core Plus VIT Portfolio............    0.45%          --          0.16%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%          --          0.07%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.55%          --          0.02%
 Loomis Sayles Global Markets Portfolio --
  Class A.........................................    0.70%          --          0.08%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................    0.66%          --          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%         0.15%        0.02%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A+........................................    0.25%          --          0.03%
 BlackRock Capital Appreciation Portfolio
  -- Class A......................................    0.69%          --          0.02%
 BlackRock Ultra-Short Term Bond Portfolio
  -- Class A......................................    0.34%          --          0.03%
 Jennison Growth Portfolio -- Class A.............    0.60%          --          0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                                AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 INITIAL CLASS
 Equity-Income Portfolio..........................     0.08%        0.62%           --          0.62%
 High Income Portfolio............................      --          0.68%           --          0.68%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 1
 Templeton Global Bond VIP Fund...................      --          0.52%           --          0.52%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio+......................................      --          0.71%         0.00%         0.71%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Core Plus VIT Portfolio............      --          0.61%         0.07%         0.54%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........     0.06%        0.73%           --          0.73%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................      --          0.57%         0.00%         0.57%
 Loomis Sayles Global Markets Portfolio --
  Class A.........................................      --          0.78%           --          0.78%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................      --          0.71%         0.08%         0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................      --          0.74%           --          0.74%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio --
  Class A+........................................      --          0.28%         0.01%         0.27%
 BlackRock Capital Appreciation Portfolio
  -- Class A......................................      --          0.71%         0.05%         0.66%
 BlackRock Ultra-Short Term Bond Portfolio
  -- Class A......................................      --          0.37%         0.02%         0.35%
 Jennison Growth Portfolio -- Class A.............      --          0.62%         0.08%         0.54%

                                                                   DISTRIBUTION
                                                                      AND/OR
                                                      MANAGEMENT      SERVICE       OTHER
FUND                                                      FEE      (12B-1) FEES   EXPENSES
---------------------------------------------------- ------------ -------------- ----------
 Met/Wellington Balanced Portfolio --
  Class A...........................................    0.46%          --          0.08%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A..............................    0.70%          --          0.02%
 MetLife Stock Index Portfolio -- Class A...........    0.25%          --          0.02%
 MFS(R) Total Return Portfolio -- Class F...........    0.55%         0.20%        0.05%
 MSCI EAFE(R) Index Portfolio -- Class A+...........    0.30%          --          0.10%
 Russell 2000(R) Index Portfolio -- Class A+........    0.25%          --          0.06%
 Western Asset Management
  U.S. Government Portfolio -- Class A..............    0.47%          --          0.02%



                                                                       TOTAL       FEE WAIVER    NET TOTAL
                                                        ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                        FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                                  AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------------- -------------- ----------- --------------- -----------
 Met/Wellington Balanced Portfolio --
  Class A...........................................      --          0.54%         0.00%         0.54%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A..............................      --          0.72%         0.12%         0.60%
 MetLife Stock Index Portfolio -- Class A...........      --          0.27%         0.01%         0.26%
 MFS(R) Total Return Portfolio -- Class F...........      --          0.80%           --          0.80%
 MSCI EAFE(R) Index Portfolio -- Class A+...........     0.01%        0.41%         0.00%         0.41%
 Russell 2000(R) Index Portfolio -- Class A+........     0.01%        0.32%         0.00%         0.32%
 Western Asset Management
  U.S. Government Portfolio -- Class A..............      --          0.49%         0.01%         0.48%

+     Not available under all Policies. Availability depends on Policy issue date.


The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund, but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.


                                   THE FUNDS


                 FUND                           INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Equity-Income Portfolio              Seeks reasonable income. The fund       Fidelity Management & Research
                                      will also consider the potential for    Company
                                      capital appreciation. The fund's goal   Subadviser: FMR Co., Inc.
                                      is to achieve a yield which exceeds
                                      the composite yield on the securities
                                      comprising the S&P 500(R) Index.
 High Income Portfolio                Seeks a high level of current income,   Fidelity Management & Research
                                      while also considering growth of        Company
                                      capital.                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 1
 Templeton Global Bond VIP Fund       Seeks high current income, consistent   Franklin Advisers, Inc.
                                      with preservation of capital, with
                                      capital appreciation as a secondary
                                      consideration.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
 ClearBridge Variable Large Cap       Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
  Value Portfolio+                    Current income is a secondary           LLC
                                      objective.                              Subadviser: ClearBridge Investments,
                                                                              LLC

                 FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
 Western Asset Core Plus VIT           Seeks to maximize total return,          Legg Mason Partners Fund Advisor,
  Portfolio                            consistent with prudent investment       LLC
                                       management and liquidity needs, by       Subadvisers: Western Asset
                                       investing to obtain an average           Management Company; Western
                                       duration within 30% of the average       Asset Management Company
                                       duration of the domestic bond market     Limited; Western Asset Management
                                       as a whole.                              Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio --     Seeks to maximize total return,          MetLife Advisers, LLC
  Class A                              consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment management.       Management, Inc.
 ClearBridge Aggressive Growth         Seeks capital appreciation.              MetLife Advisers, LLC
  Portfolio -- Class A                                                          Subadviser: ClearBridge Investments,
                                                                                LLC
 Loomis Sayles Global Markets          Seeks high total investment return       MetLife Advisers, LLC
  Portfolio -- Class A                 through a combination of capital         Subadviser: Loomis, Sayles &
                                       appreciation and income.                 Company, L.P.
 Oppenheimer Global Equity             Seeks capital appreciation.              MetLife Advisers, LLC
  Portfolio -- Class A                                                          Subadviser: OppenheimerFunds, Inc.
 T. Rowe Price Large Cap Value         Seeks long-term capital appreciation     MetLife Advisers, LLC
  Portfolio -- Class E                 by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index         Seeks to track the performance of the    MetLife Advisers, LLC
  Portfolio -- Class A+                Barclays U.S. Aggregate Bond Index.      Subadviser: MetLife Investment
                                                                                Advisors, LLC
 BlackRock Capital Appreciation        Seeks long-term growth of capital.       MetLife Advisers, LLC
  Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond       Seeks a high level of current income     MetLife Advisers, LLC
  Portfolio -- Class A                 consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
 Jennison Growth Portfolio --          Seeks long-term growth of capital.       MetLife Advisers, LLC
  Class A                                                                       Subadviser: Jennison Associates LLC
 Met/Wellington Balanced Portfolio     Seeks long-term capital appreciation     MetLife Advisers, LLC
  -- Class A                           with some current income.                Subadviser: Wellington Management
                                                                                Company LLP
 Met/Wellington Core Equity            Seeks to provide a growing stream of     MetLife Advisers, LLC
  Opportunities Portfolio -- Class A   income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.
 MetLife Stock Index Portfolio --      Seeks to track the performance of the    MetLife Advisers, LLC
  Class A                              Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                       Stock Price Index.                       Advisors, LLC
 MFS(R) Total Return Portfolio --      Seeks a favorable total return through   MetLife Advisers, LLC
  Class F                              investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                Services Company

                 FUND                            INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- -------------------------------
 MSCI EAFE(R) Index Portfolio --      Seeks to track the performance of the     MetLife Advisers, LLC
  Class A+                            MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                Advisors, LLC
 Russell 2000(R) Index Portfolio --   Seeks to track the performance of the     MetLife Advisers, LLC
  Class A+                            Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                Advisors, LLC
 Western Asset Management             Seeks to maximize total return            MetLife Advisers, LLC
  U.S. Government Portfolio --        consistent with preservation of capital   Subadviser: Western Asset
  Class A                             and maintenance of liquidity.             Management Company

+     Not available under all Policies. Availability depends on Policy issue date.



                     ADDITIONAL INFORMATION REGARDING FUNDS

Certain Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Funds, and where applicable, the former name and new name of the trust of which the Fund is a part.


FUND NAME CHANGES


                FORMER NAME                                      NEW NAME
------------------------------------------ ---------------------------------------------------
METROPOLITAN SERIES FUND                   METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio          BlackRock Ultra-Short Term Bond Portfolio
 WMC Balanced Portfolio                    Met/Wellington Balanced Portfolio
 WMC Core Equity Opportunities Portfolio   Met/Wellington Core Equity Opportunities Portfolio

FUND MERGERS

The following former Fund was merged into the new Fund.


      FORMER FUND/TRUST                         NEW FUND/TRUST
---------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST   METROPOLITAN SERIES FUND
 Pioneer Fund Portfolio      Met/Wellington Core Equity Opportunities Portfolio

             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS
--------------------------------------------------------------------------------
                             THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife Insurance Company USA will remain fully responsible for its respective contractual obligations to variable contract owners.


                      CHARGES AGAINST THE SEPARATE ACCOUNT

We are waiving 0.15% of the Mortality and Expense Risk Charge for the Investment Option investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, an amount equal to the Fund expenses that are in excess of 0.85% for the Investment Option investing in the Loomis Sayles Global Markets Portfolio (Class A) and an amount equal to the Fund expenses that are in excess of 0.62% for the Investment Option investing in the Oppenheimer Global Equity Portfolio (Class A) and an amount equal to the Fund expenses that are in excess of 0.80% for Investment option investing in the T. Rowe Price Large Cap Value Portfolio (Class E) of the Met Investors Series Trust.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service (IRS). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FEDERAL ESTATE TAX, FOREIGN OR STATE AND LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.


                      POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:

   o INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of IRC Section 101 are satisfied.)

   o INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   o INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

   o A definition of a life insurance contract

   o Diversification requirements for separate account assets

   o Limitations on policy owner's control over the assets in a separate account

   o Guidelines to determine the maximum amount of premium that may be paid into a policy

   o Limitations on withdrawals from a policy

   o Qualification testing for all life insurance policies that have cash value features.


                            TAX STATUS OF THE POLICY


DEFINITION OF LIFE INSURANCE

In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 OF THE IRC. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.


DIVERSIFICATION

In addition to meeting the definition of a life insurance contract in IRC
Section 7702 of the IRC, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the IRC. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.

The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.


INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.


                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.


IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution or a deemed distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."


MODIFIED ENDOWMENT CONTRACTS

Special tax considerations apply to "Modified Endowment Contracts" (MEC). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.

The IRS has promulgated a procedure for the correction of inadvertent modified endowment contracts.

LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 591/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person such as a corporation.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 591/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST NON-TAXABLE RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS GAIN TAXABLE AS ORDINARY INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.


INVESTMENT IN THE POLICY

Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.

BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.



                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

In general, current rules provide for a $5 million estate, gift and generation-skipping transfer tax exemption (as indexed for inflation) and a top tax rate of 40 percent.

The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.


                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.

Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.


                            ALTERNATIVE MINIMUM TAX

Please consult your tax or legal adviser for alternative minimum tax rules as they may impact your Policy.














































Book 46                                                    May 1, 2016